Grant and Subsidy Income - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2024	Apr. 30, 2023	May 31, 2022
Grant And Subsidy Income [Abstract]
Grant awarded				€ 0.5
Proceeds from grants	€ 0.2
Grant income		€ 0.2	€ 0.2